Trade Receivables, Other Receivables and Prepayments (Tables)	12 Months Ended
Dec. 31, 2025
Trade Receivables, Other Receivables and Prepayments [Abstract]
Schedule of Trade Receivables
	As at December 31,
	2025	2024
Trade receivables	-	102
Bad debt provision for trade receivables	-	-
	-	102

Schedule of Other Receivables
	As at December 31,
	2025	2024
Other receivables	164,688	106,116
Prepayments	23,859,070	10,323,846
	24,023,758	10,429,962

Schedule of Aging Analysis of Trade Receivables	The aging analysis of trade receivables is as follows:
	As at December 31,
	2025	2024
Less than 4 months	-	102
	-	102